Advances to Suppliers (Details) - Schedule of Allowance for Credit Loss for the Advances to Suppliers - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Credit Loss for the Advances to Suppliers [Abstract]
Advances to suppliers	$ 12,697,192	$ 8,864,972
Less: allowance for credit losses
Advances to suppliers, net	$ 12,697,192	$ 8,864,972